Related Party Disclosures - Summary Of Compensation of key management personnel of the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term benefits	£ 3,699	£ 4,018	£ 4,479
Post-employment benefits	158	173	144
Share-based payment charge	3,043	2,559	875
Total	£ 6,900	£ 6,750	£ 5,498